Average Annual Total Returns	Optimum Large Cap Growth Fund Russell 1000 Growth Index 1 year	Optimum Large Cap Growth Fund Russell 1000 Growth Index 5 years	Optimum Large Cap Growth Fund Russell 1000 Growth Index 10 years or lifetime	Optimum Large Cap Growth Fund Class A 1 year	Optimum Large Cap Growth Fund Class A 5 years	Optimum Large Cap Growth Fund Class A 10 years or lifetime	Optimum Large Cap Growth Fund Class C 1 year	Optimum Large Cap Growth Fund Class C 5 years	Optimum Large Cap Growth Fund Class C 10 years or lifetime	Optimum Large Cap Growth Fund Institutional Class 1 year	Optimum Large Cap Growth Fund Institutional Class 5 years	Optimum Large Cap Growth Fund Institutional Class 10 years or lifetime	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 10 years or lifetime	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years or lifetime	Optimum Large Cap Value Fund Russell 1000 Value Index 1 year	Optimum Large Cap Value Fund Russell 1000 Value Index 5 years	Optimum Large Cap Value Fund Russell 1000 Value Index 10 years or lifetime	Optimum Large Cap Value Fund Class A 1 year	Optimum Large Cap Value Fund Class A 5 years	Optimum Large Cap Value Fund Class A 10 years or lifetime	Optimum Large Cap Value Fund Class C 1 year	Optimum Large Cap Value Fund Class C 5 years	Optimum Large Cap Value Fund Class C 10 years or lifetime	Optimum Large Cap Value Fund Insitutional Class 1 year	Optimum Large Cap Value Fund Insitutional Class 5 years	Optimum Large Cap Value Fund Insitutional Class 10 years or lifetime	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 10 years or lifetime	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 1 year	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 5 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Class A 1 year	Optimum Small-Mid Cap Growth Fund Class A 5 years	Optimum Small-Mid Cap Growth Fund Class A 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Class C 1 year	Optimum Small-Mid Cap Growth Fund Class C 5 years	Optimum Small-Mid Cap Growth Fund Class C 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Institutional Class 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 10 years or lifetime	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years or lifetime	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 1 year	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 5 years	Optimum Small-Mid Cap Value Fund Russell 2500™ Value Index 10 years or lifetime	Optimum Small-Mid Cap Value Fund Class A 1 year	Optimum Small-Mid Cap Value Fund Class A 5 years	Optimum Small-Mid Cap Value Fund Class A 10 years or lifetime	Optimum Small-Mid Cap Value Fund Class C 1 year	Optimum Small-Mid Cap Value Fund Class C 5 years	Optimum Small-Mid Cap Value Fund Class C 10 years or lifetime	Optimum Small-Mid Cap Value Fund Institutional Class 1 year	Optimum Small-Mid Cap Value Fund Institutional Class 5 years	Optimum Small-Mid Cap Value Fund Institutional Class 10 years or lifetime	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 10 years or lifetime	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 10 years or lifetime	Optimum International Fund MSCI ACWI ex USA Index (net) 1 year	Optimum International Fund MSCI ACWI ex USA Index (net) 5 years	Optimum International Fund MSCI ACWI ex USA Index (net) 10 years or lifetime	Optimum International Fund MSCI ACWI ex USA Index (gross) 1 year	Optimum International Fund MSCI ACWI ex USA Index (gross) 5 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 10 years or lifetime	Optimum International Fund Class A 1 year	Optimum International Fund Class A 5 years	Optimum International Fund Class A 10 years or lifetime	Optimum International Fund Class C 1 year	Optimum International Fund Class C 5 years	Optimum International Fund Class C 10 years or lifetime	Optimum International Fund Institutional Class 1 year	Optimum International Fund Institutional Class 5 years	Optimum International Fund Institutional Class 10 years or lifetime	Optimum International Fund Institutional Class After Taxes on Distributions 1 year	Optimum International Fund Institutional Class After Taxes on Distributions 5 years	Optimum International Fund Institutional Class After Taxes on Distributions 10 years or lifetime	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 10 years or lifetime	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 1 year	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 5 years	Optimum Fixed Income Fund Bloomberg Barclays US Aggregate Bond Index 10 years or lifetime	Optimum Fixed Income Fund Class A 1 year	Optimum Fixed Income Fund Class A 5 years	Optimum Fixed Income Fund Class A 10 years or lifetime	Optimum Fixed Income Fund Class C 1 year	Optimum Fixed Income Fund Class C 5 years	Optimum Fixed Income Fund Class C 10 years or lifetime	Optimum Fixed Income Fund Institutional Class 1 year	Optimum Fixed Income Fund Institutional Class 5 years	Optimum Fixed Income Fund Institutional Class 10 years or lifetime	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 10 years or lifetime	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 10 years or lifetime
Total	38.49%	21.00%	17.21%	26.02%	16.74%	14.93%	31.62%	17.25%	14.79%	33.98%	18.43%	15.94%	31.63%	16.03%	13.79%	21.70%	14.27%	12.62%	2.80%	9.74%	10.50%	(3.50%)	7.46%	8.26%	0.61%	7.93%	8.12%	2.60%	9.00%	9.21%	2.29%	7.69%	8.38%	1.75%	6.91%	7.42%	40.47%	18.68%	15.00%	47.88%	18.47%	13.25%	54.64%	18.98%	13.11%	57.33%	20.20%	14.25%	50.78%	17.30%	11.78%	35.88%	15.50%	10.97%	4.88%	9.43%	9.33%	(4.70%)	5.04%	5.41%	(0.57%)	5.49%	5.27%	1.42%	6.55%	6.33%	0.36%	5.51%	5.17%	1.43%	5.04%	4.95%	10.65%	8.93%	4.92%	11.13%	9.44%	5.40%	4.74%	7.75%	4.56%	9.34%	8.23%	4.42%	11.41%	9.31%	5.46%	11.00%	8.64%	4.96%	7.30%	7.39%	4.35%	7.51%	4.44%	3.84%	4.05%	3.65%	3.16%	7.07%	3.84%	2.89%	9.19%	4.85%	3.92%	7.09%	3.56%	2.63%	5.52%	3.17%	2.49%